UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2010	(1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Skyline Special Equities Portfolio

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.7%
Consumer Discretionary - 19.9%
ArvinMeritor, Inc.*	280,683		$3,747,118
Ashbury Automotive Group, Inc.*	319,657		4,251,438
Big 5 Sporting Goods Corp.	258,022		3,927,095
Big Lots, Inc.*	163,800		5,965,596
Dress Barn, Inc., The*	158,500		4,146,360
Gildan Activewear, Inc., Class A*	150,020	[2]	3,944,026
Group 1 Automotive, Inc.*	75,300		2,399,058
Harman International Industries, Inc.	51,900		2,427,882
Jos. A. Bank Clothiers, Inc.*	118,573		6,480,014
McCormick & Schmick’s Seafood Restaurants, Inc.*	278,200		2,801,474
Modine Manufacturing Co.*	232,000		2,607,680
Signet Jewelers, Ltd.	166,900		5,397,546
Total Consumer Discretionary			48,095,287
Consumer Staples - 1.8%
B&G Foods, Inc.	409,300		4,289,464
Energy - 1.7%
Bristow Group, Inc.*	67,700		2,554,321
Key Energy Services, Inc.*	155,634		1,486,305
Total Energy			4,040,626
Financials - 18.9%
Aspen Insurance Holdings, Ltd.	151,373		4,365,597
Columbia Banking System, Inc.	151,300		3,072,903
Delphi Financial Group, Inc., Class A	137,129		3,450,166
First Financial Bancorp	242,100		4,306,959
Hanover Insurance Group, Inc.	105,200		4,587,772
MB Financial, Inc.	207,500		4,674,975
Ocwen Financial Corp.*	224,800		2,493,032
Penson Worldwide, Inc.*	358,900		3,614,123
Reinsurance Group of America, Inc.	89,347		4,692,504
Symetra Financial Corp.*	289,700		3,818,246
TradeStation Group, Inc.*	322,800		2,262,828
Validus Holdings, Ltd.	93,700		2,579,561
Wilmington Trust Corp.	104,200		1,726,594
Total Financials			45,645,260
Health Care - 8.0%
AMERIGROUP Corp.*	97,100		3,227,604
Chemed Corp.	70,500		3,833,790
Five Star Quality Care, Inc.*	692,321		2,111,579
Pharmaceutical Product Development, Inc.	159,800		3,795,250
Sun Healthcare Group, Inc.*	265,200		2,530,008
Teleflex, Inc.	59,650		3,821,776
Total Health Care			19,320,007
Industrials - 21.9%
Baldor Electric Co.	85,000		3,179,000
Beacon Roofing Supply, Inc.*	102,300		1,956,999
Brady Corp.	92,200		2,869,264
CAI International, Inc.*	258,520		3,184,966
CBIZ, Inc.*	547,700		3,598,389

Skyline Special Equities Portfolio

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Values
Industrials - 21.9% (continued)
Columbus McKinnon Corp.*	139,050	$2,206,724
Dynamex, Inc.*	67,686	1,164,199
GrafTech International, Ltd.*	217,600	2,974,592
Heidrick & Struggles International, Inc.	125,365	3,513,981
Hexcel Corp.*	370,400	5,348,576
Kennametal, Inc.	111,000	3,121,320
Middleby Corp., The*	79,890	4,600,865
R.R. Donnelley & Sons Co.	165,700	3,537,695
SFN Group, Inc.*	495,800	3,971,358
SkyWest, Inc.	101,162	1,444,593
Textainer Group Holdings, Ltd.	126,800	2,732,540
Triumph Group, Inc.	51,000	3,574,590
Total Industrials		52,979,651
Information Technology - 15.8%
Anixter International, Inc.*	41,800	1,958,330
Arris Group, Inc.*	230,624	2,769,794
Benchmark Electronics, Inc.*	212,589	4,409,096
Black Box Corp.	86,662	2,665,723
Brocade Communications Systems, Inc.*	294,423	1,681,156
Intermec Inc.*	172,900	2,451,722
Monotype Imaging Holdings, Inc.*	293,400	2,854,782
NeuStar, Inc., Class A*	152,800	3,850,560
ON Semiconductor Corp.*	491,825	3,934,600
Rudolph Technologies, Inc.*	166,000	1,422,620
SYNNEX Corp.*	118,154	3,492,632
TNS, Inc.*	210,400	4,691,920
Virtusa Corp.*	198,801	2,049,638
Total Information Technology		38,232,573
Materials - 3.0%
A. Schulman, Inc.	118,800	2,907,036
Kraton Performance Polymers, Inc.*	247,900	4,427,494
Total Materials		7,334,530
Telecommunication Services - 4.4%
Cincinnati Bell, Inc.*	1,419,834	4,841,634
Syniverse Holdings, Inc.*	298,300	5,807,901
Total Telecommunication Services		10,649,535
Utilities - 1.3%
NV Energy, Inc.	259,800	3,203,334
Total Common Stocks (cost $185,242,738)		233,790,267
Short-Term Investments - 4.3%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.00%#, [3]	1,796,000	1,796,000
BNY Institutional Cash Reserves Fund, Series B* [3,4]	426,826	98,170
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	5,950,540	5,950,540
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	2,533,783	2,533,783
Total Short-Term Investments (cost $10,707,149)		10,378,493
Total Investments - 101.0% (cost $195,949,887)		244,168,760
Other Assets, less Liabilities - (1.0)%		(2,354,678)
Net Assets - 100.0%		$241,814,082

TimesSquare Mid Cap Growth Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.4%
Consumer Discretionary - 12.8%
Apollo Group, Inc., Class A*	254,500		$15,598,305
Discovery Communications, Inc., Class C*	979,500		28,807,095
Hasbro, Inc.	416,600		15,947,448
International Game Technology	736,000		13,579,200
National CineMedia, Inc.	588,900		10,164,414
Pool Corp.	438,753		9,933,368
priceline.com, Inc.*	53,600		13,668,000
Strayer Education, Inc.	89,100	[2]	21,697,632
Tiffany & Co.	210,800		10,010,892
Virgin Media, Inc.	1,969,900		34,000,474
Total Consumer Discretionary			173,406,828
Consumer Staples - 3.6%
Church & Dwight Co., Inc.	275,800		18,464,810
Herbalife, Ltd.	457,400		21,095,288
Whole Foods Market, Inc.*	254,000		9,182,100
Total Consumer Staples			48,742,198
Energy - 6.7%
Cameron International Corp.*	382,800		16,406,808
Denbury Resources, Inc.*	1,155,752		19,497,536
Noble Corp.	233,800		9,777,516
Range Resources Corp.	321,100		15,049,957
Ultra Petroleum Corp.*	401,500		18,721,945
Whiting Petroleum Corp.*	134,100		10,840,644
Total Energy			90,294,406
Financials - 11.5%
Aflac, Inc.	596,700		32,394,843
Aon Corp.	320,300		13,680,013
Arch Capital Group, Ltd.*	127,500		9,721,875
Invesco, Ltd.	937,300		20,536,243
RenaissanceRe Holdings, Ltd.	567,600		32,216,976
SEI Investments Co.	802,700		17,635,319
TD Ameritrade Holding Corp.*	766,600		14,611,396
Torchmark Corp.	269,400		14,415,594
Total Financials			155,212,259
Health Care - 16.6%
Cephalon, Inc.*	306,900		20,801,682
DaVita, Inc.*	977,200		61,954,480
Express Scripts, Inc.,*	306,000		31,138,560
Humana, Inc.*	323,100		15,111,387
Illumina, Inc.*	245,000	[2]	9,530,500
Laboratory Corp. of America Holdings*	235,300		17,814,563
Lincare Holdings, Inc.*	160,100		7,185,288
Mettler-Toledo International, Inc.*	79,900		8,725,080
ResMed, Inc.*	261,200		16,625,380
Shire Pharmaceuticals PLC	325,100		21,443,596
St. Jude Medical, Inc.*	346,100		14,207,405
Total Health Care			224,537,921
Industrials - 15.9%
Ametek, Inc.	387,000		16,045,020

TimesSquare Mid Cap Growth Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 15.9% (continued)
CH Robinson Worldwide, Inc.	327,900		$18,313,215
Copart, Inc.*	304,700		10,847,320
Fastenal Co.	213,700	[2]	10,255,463
Iron Mountain, Inc.*	287,700		7,882,980
ITT Industries, Inc.	329,800		17,680,578
L-3 Communications Holdings, Inc.	153,500		14,065,205
Masco Corp.	865,200		13,427,904
Norfolk Southern Corp.	434,900		24,306,561
Parker Hannifin Corp.	143,300		9,277,242
Rockwell Collins, Inc.	356,200		22,294,558
SPX Corp.	256,700		17,024,344
Stericycle, Inc.*	227,600		12,404,200
URS Corp.*	442,600		21,957,386
Total Industrials			215,781,976
Information Technology - 23.0%
Adobe Systems, Inc.*	313,500		11,088,495
Alliance Data Systems Corp.*	369,800	[2]	23,663,502
Altera Corp.	596,300		14,496,053
Amdocs, Ltd.*	1,302,600		39,221,286
Amphenol Corp., Class A	352,900		14,888,851
Analog Devices, Inc.	802,800		23,136,696
ASML Holding, N.V.	653,800		23,144,520
Broadcom Corp., Class A*	693,800		23,020,284
Cognizant Technology Solutions Corp.*	127,600		6,505,048
Dolby Laboratories, Inc., Class A*	236,900		13,898,923
Global Payments, Inc.	457,400		20,834,570
Juniper Networks, Inc.*	459,400		14,094,392
KLA-Tencor Corp.	438,800		13,567,696
Linear Technology Corp.	384,700		10,879,316
NetApp, Inc.*	410,700		13,372,392
NeuStar, Inc., Class A*	882,200		22,231,440
Red Hat, Inc.*	349,800		10,238,646
Western Union Co., The	774,900		13,142,304
Total Information Technology			311,424,414
Materials - 2.1%
Ecolab, Inc.	648,900		28,519,155
Telecommunication Services - 4.2%
American Tower Corp., Class A*	789,700		33,649,117
SBA Communications Corp.*	648,700		23,398,609
Total Telecommunication Services			57,047,726
Total Common Stocks (cost $1,053,487,112)			1,304,966,883
Short-Term Investments - 6.7%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.00%#,3	41,924,000		41,924,000
BNY Institutional Cash Reserves Fund, Series B* [3,4]	1,665,632		383,095
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	31,110,467		31,110,467
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	17,152,132		17,152,132
Total Short-Term Investments (cost $74,700,099)			90,569,694
Total Investments - 103.1% (cost $1,128,187,211)			1,395,536,577
Other Assets, less Liabilities - (3.1)%			(42,447,780)
Net Assets - 100.0%			$1,353,088,797

TimesSquare Small Cap Growth Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.2%
Consumer Discretionary - 5.3%
American Public Education, Inc.*	111,300		$5,186,580
Arbitron, Inc.	195,000		5,198,700
Capella Education Co.*	60,000		5,570,400
Corinthian Colleges, Inc.*	324,700	[2]	5,711,473
Iconix Brand Group, Inc.*	205,700		3,159,552
Monro Muffler Brake, Inc.	145,000		5,185,200
Total Consumer Discretionary			30,011,905
Consumer Staples - 2.1%
Diamond Foods, Inc.	33,000		1,387,320
Herbalife, Ltd.	88,300		4,072,396
United Natural Foods, Inc.*	225,500		6,343,315
Total Consumer Staples			11,803,031
Energy - 6.5%
Arena Resources, Inc.*	216,000		7,214,400
Atlas Energy, Inc.	120,000		3,734,400
Cal Dive International, Inc.*	475,000		3,481,750
Concho Resources, Inc.	185,016		9,317,406
Dril-Quip, Inc.*	67,400		4,100,616
Matador Resources Co.* [6,7]	431,250		3,234,375
Quicksilver Resources, Inc.*	203,300		2,860,431
T-3 Energy Services, Inc.*	130,000		3,192,800
Total Energy			37,136,178
Financials - 8.2%
American Equity Investment Life Holding Co.	414,500		4,414,425
Amerisafe, Inc.*	190,000		3,110,300
Argo Group International Holdings, Ltd.*	160,066		5,216,551
CVB Financial Corp.	325,000	[2]	3,227,250
Duff & Phelps Corp., Class A	267,500		4,477,950
Evercore Partners, Inc., Class A	150,000		4,500,000
Iberia Bank Corp.	56,300		3,378,563
Portfolio Recovery Associates, Inc.*	55,000		3,017,850
Safety Insurance Group, Inc.	144,200		5,432,014
StanCorp Financial Group, Inc.	205,000		9,764,150
Total Financials			46,539,053
Health Care - 17.0%
Affymax, Inc.*	147,000		3,444,210
Align Technology, Inc.*	254,200		4,916,228
Amedisys, Inc.*	80,000	[2]	4,417,600
BioMarin Pharmaceutical, Inc.*	257,100		6,008,427
Bio-Rad Laboratories, Inc., Class A*	95,000		9,834,400
Brookdale Senior Living, Inc.*	225,300		4,692,999
Catalyst Health Solutions, Inc.*	170,000		7,034,600

TimesSquare Small Cap Growth Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 17.0% (conitnued)
Dionex Corp.*	80,000		$5,982,400
Emergency Medical Services Corp., Class A*	97,000		5,485,350
Haemonetics Corp.*	110,400		6,309,360
ICON PLC, Sponsored ADR*	125,000		3,300,000
Incyte Genomics, Inc.*	300,000	[2]	4,188,000
Magellan Health Services, Inc.*	170,000		7,391,600
MedAssets, Inc.*	235,000		4,935,000
Sirona Dental Systems, Inc.*	83,500		3,175,505
United Therapeutics Corp.*	115,000		6,362,950
Volcano Corp.*	210,000		5,073,600
WellCare Health Plans, Inc.*	159,975		4,767,255
Total Health Care			97,319,484
Industrials - 24.2%
Advisory Board Co., The*	137,100		4,318,650
Albany International Corp.	250,000		5,382,500
Allegiant Travel Co.*	95,000		5,496,700
Clean Harbors, Inc.*	122,400		6,800,544
Columbus McKinnon Corp.*	322,300		5,114,901
CoStar Group, Inc.*	130,500		5,418,360
DigitalGlobe, Inc.*	142,100		3,971,695
EMCOR Group, Inc.*	216,587		5,334,538
Generac Holdings, Inc.*	323,500		4,532,235
Genesee & Wyoming, Inc., Class A*	198,500		6,772,820
Healthcare Services Group, Inc.	180,000		4,030,200
Interline Brands, Inc.*	290,000		5,550,600
Kennametal, Inc.	171,200	[2]	4,814,144
McGrath RentCorp	145,000		3,513,350
Middleby Corp., The*	110,050		6,337,779
Mobile Mini, Inc.*	188,949		2,926,820
Old Dominion Freight Line, Inc.*	100,000		3,339,000
On Assignment, Inc.*	660,000		4,705,800
Orbital Sciences Corp.*	375,000		7,128,750
RBC Bearings, Inc.*	95,000		3,027,650
Resources Connection, Inc.*	341,040		6,537,737
Standard Parking Corp.*	180,000		2,955,600
Stanley, Inc.*	237,100		6,707,559
Stericycle, Inc.*	75,000		4,087,500
Transdigm Group, Inc.	155,000		8,221,200
UTI Worldwide, Inc.*	345,000		5,285,400
WABCO Holdings, Inc.	208,800		6,247,296
Total Industrials			138,559,328
Information Technology - 29.8%
Atheros Communications, Inc.*	140,000		5,419,400

TimesSquare Small Cap Growth Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 29.8% (conitnued)
Blackboard, Inc.*	148,600	$6,190,676
Bottomline Technologies, Inc.*	287,100	4,831,893
Cavium Networks, Inc.*	123,300	3,065,238
CommVault Systems, Inc.*	158,000	3,373,300
CSG Systems International, Inc.*	165,000	3,458,400
CyberSource Corp.*	408,275	7,201,971
Cymer, Inc.*	167,900	6,262,670
DealerTrack Holdings, Inc.*	158,000	2,698,640
DG FastChannel, Inc.*	168,500	5,383,575
Epiq Systems, Inc.*	270,000	3,356,100
Euronet Worldwide, Inc.*	226,000	4,165,180
Global Payments, Inc.	304,000	13,847,200
Hittite Microwave Corp.*	115,000	5,056,550
Informatica Corp.*	134,000	3,599,240
J2 Global Communications, Inc.*	217,600	5,091,840
Jack Henry & Associates, Inc.	288,900	6,950,934
ManTech International Corp., Class A*	112,000	5,468,960
Monolithic Power Systems, Inc.*	157,400	3,510,020
Monotype Imaging Holdings, Inc.*	155,000	1,508,150
Netezza Corp.*	513,100	6,562,549
Power Integrations, Inc.	162,145	6,680,374
SkillSoft PLC*	444,900	4,591,368
SolarWinds, Inc.*	291,300	6,309,558
Solera Holdings, Inc.	410,020	15,847,273
Ultimate Software Group, Inc., The*	270,000	8,896,500
Varian Semiconductor Equipment Associates, Inc.*	251,700	8,336,304
ViaSat, Inc.*	160,000	5,537,600
Wright Express Corp.*	245,000	7,379,400
Total Information Technology		170,580,863
Telecommunication Services - 2.1%
General Communication, Inc., Class A*	380,000	2,192,600
NTELOS Holdings Corp.	285,000	5,070,150
SBA Communications Corp.*	133,500	4,815,345
Total Telecommunication Services		12,078,095
Total Common Stocks (cost $425,512,667)		544,027,937
Short-Term Investments - 6.6%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.00%#,3	15,630,000	15,630,000
BNY Institutional Cash Reserves Fund, Series B* [3,4]	1,179,050	271,182
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	18,103,137	18,103,137
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	4,009,820	4,009,820
Total Short-Term Investments (cost $34,912,187)		38,014,139
Total Investments - 101.8% (cost $460,424,854)		582,042,076
Other Assets, less Liabilities - (1.8)%		(10,299,616)
Net Assets - 100.0%		$571,742,460

GW&K Small Cap Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 95.6%
Consumer Discretionary - 16.3%
Capella Education Co.*	3,900	$362,076
Hibbett Sports, Inc.*	15,000	383,700
Life Time Fitness, Inc.*	13,600	382,160
Lululemon Athletica, Inc.*	15,000	622,500
Matthews International Corp.	11,900	422,450
Monro Muffler Brake, Inc.	13,700	489,912
Morningstar, Inc.*	6,200	298,158
Peet’s Coffee & Tea, Inc.*	3,700	146,705
Ryland Group, Inc., The	13,000	291,720
Tractor Supply Co.*	10,000	580,500
Tupperware Brands Corp.	14,000	675,080
Total Consumer Discretionary		4,654,961
Consumer Staples - 2.1%
Ruddick Corp.	11,500	363,860
WD-40 Co.	6,700	219,961
Total Consumer Staples		583,821
Energy - 6.3%
Dril-Quip, Inc.*	15,000	912,600
Tesco Corp.*	21,500	250,905
Whiting Petroleum Corp.*	7,800	630,552
Total Energy		1,794,057
Financials - 16.8%
American Campus Communities, Inc.	15,700	434,262
Cohen & Steers, Inc.	10,500	262,080
Duff & Phelps Corp., Class A	13,500	225,990
Glacier Bancorp, Inc.	19,500	296,985
Iberia Bank Corp.	4,700	282,047
Mid-America Apartment Communities, Inc.	8,300	429,857
Portfolio Recovery Associates, Inc.*	6,250	342,938
PrivateBancorp, Inc.	15,600	213,720
ProAssurance Corp.*	9,000	526,860
Signature Bank*	13,500	500,175
SVB Financial Group*	5,900	275,294
Umpqua Holdings Corp.	26,600	352,716
Waddell & Reed Financial, Inc.	17,500	630,700
Total Financials		4,773,624
Health Care - 12.5%
Charles River Laboratories International, Inc.*	14,000	550,340
HMS Holdings Corp.*	14,000	713,860
ICU Medical, Inc.*	10,550	363,448
Landauer, Inc.	5,800	378,276
Meridian Bioscience, Inc.	16,100	327,957
PSS World Medical, Inc.*	6,300	148,113
United Therapeutics Corp.*	10,100	558,833
West Pharmaceutical Services, Inc.	12,000	503,400
Total Health Care		3,544,227
Industrials - 15.8%
American Ecology Corp.	15,500	249,550
Ameron International Corp.	5,550	349,040
CLARCOR, Inc.	10,100	348,349

GW&K Small Cap Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 15.8% (continued)
Healthcare Services Group, Inc.	16,200	$362,718
Heartland Express, Inc.	25,500	420,750
II-VI, Inc.*	13,800	466,992
Middleby Corp., The*	9,400	541,346
Nordson Corp.	6,150	417,708
Ritchie Bros. Auctioneers, Inc.	23,000	495,190
Toro Co., The	6,600	324,521
Universal Forest Products, Inc.	13,500	520,020
Total Industrials		4,496,184
Information Technology - 18.0%
ANSYS, Inc.*	12,100	521,994
Blackbaud, Inc.	25,000	629,750
Blackboard, Inc.*	6,850	285,371
Cognex Corp.	22,500	416,025
Cohu, Inc.	23,200	319,464
Epicor Software Corp.*	25,100	239,956
Harmonic, Inc.*	53,000	334,430
Hittite Microwave Corp.*	14,700	646,359
Power Integrations, Inc.	6,800	280,160
PROS Holdings, Inc.*	20,500	202,540
Riverbed Technology, Inc.*	20,000	568,000
Rofin-Sinar Technologies, Inc.*	15,300	346,086
Solera Holdings, Inc.	9,000	347,850
Total Information Technology		5,137,985
Materials - 5.1%
Compass Minerals International, Inc.	5,900	473,357
Schnitzer Steel Industries, Inc.	8,300	435,999
Silgan Holdings, Inc.	9,000	542,070
Total Materials		1,451,426
Telecommunication Services - 0.5%
Alaska Communications Systems Group, Inc.	18,500	150,220
Utilities - 2.2%
Cleco Corp	23,700	629,235
Total Common Stocks (cost $22,477,976)		27,215,740
Other Investment Companies - 2.5%
Kayne Anderson MLP Investment Co.	11,600	311,576
Tortoise Energy Capital Corp.	6,400	157,888
Tortoise Energy Infrastructure Corp.	8,000	251,760
Total Other Investment Companies (cost $594,386)		721,224
Short-Term Investments - 2.0% [1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%, (cost $579,922)	579,922	579,922
Total Investments - 100.1% (cost $23,652,284)		28,516,886
Other Assets, less Liabilities - (0.1)%		(37,962)
Net Assets - 100.0%		$28,478,924

GW&K Municipal Enhanced Yield Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 97.2%
Arizona - 2.9%
Pima County Industrial Development Authority Revenue, Tucson Electric Power Company Project, Series 2008 B, 5.750%, 09/01/29	$250,000	$251,742
Pima County Industrial Development Authority Revenue, Tucson Electric Power Company San Juan Project, Series 2009 A, 4.950%, 10/01/20	250,000	248,785
University Medical Center Corporation Hospital Revenue, Series 2009 A, 6.500%, 07/01/39	325,000	347,770
Arizona Total		848,297
California - 15.6%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West, Series 2009 A, 6.000%, 07/01/39	150,000	159,490
California Health Facilities Finance Authority Revenue, St. Joseph Health System, Series 2009 A, 5.750%, 07/01/39	250,000	259,960
California Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center, 5.000%, 08/15/34	280,000	268,576
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	500,000	443,465
California State General Obligation, 5.000%, 10/01/29	250,000	240,952
California State General Obligation, 6.500%, 04/01/33	150,000	164,420
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	114,034
California State Public Works Board Revenue, Various Capital Projects, Series 2009 G-1, 5.750%, 10/01/30	200,000	200,142
California State University Revenue, Series 2009 A, 5.250%, 11/01/34	250,000	257,442
California State Various Purpose General Obligation, 5.500%, 11/01/39	685,000	680,020
California Statewide Communities Development Authority School Facility Revenue, Aspire Public School, 6.000%, 07/01/40	500,000	485,695
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series 2007 A-1, 5.750%, 06/01/47	400,000	282,708
Sacramento County, CA Public Facilities Financing Corporation COP, 5.750%, 02/01/30	500,000	492,405
San Francisco, CA City & County Redevelopment Financing Authority Revenue, Series 2009 C, 6.500%, 08/01/39	450,000	469,751
California Total		4,519,060
Colorado - 1.5%
Colorado Health Facilities Authority Revenue, Adventist Health System, Series 2006 D, 5.250%, 11/15/35	120,000	118,165
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	295,000	326,745
Colorado Total		444,910
Connecticut - 0.2%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	65,000	64,559
Delaware - 1.7%
Delaware State Economic Development Authority Revenue, Delmarva Power & Light Co. Project, 5.400%, 02/01/31	500,000	504,290
District of Columbia - 1.4%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/20 (FGIC Insured)	400,000	403,792
Florida - 4.7%
Citizens Property Insurance Corp. Revenue, Series 2009 A-1, 5.500%, 06/01/17	495,000	527,759
Miami-Dade County Aviation Revenue, Series 2010 A, 5.375%, 10/01/35	650,000	653,881
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	44,972
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	141,836
Florida Total		1,368,448
Georgia - 1.7%
Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System, Inc. Project, Series 2010 A, 5.375%, 02/15/40	500,000	490,485
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	9,960
Georgia Total		500,445
Hawaii - 0.6%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Company, Inc., 6.500%, 07/01/39	165,000	178,170
Illinois - 0.6%
Illinois Finance Authority Revenue, Chicago Charter School Project, 5.000%, 12/01/36	215,000	183,528
Kentucky - 4.0%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	750,000	746,438

GW&K Municipal Enhanced Yield Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Kentucky - 4.0% (continued)
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	$400,000	$428,440
Kentucky Total		1,174,878
Louisiana - 3.6%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	500,000	482,495
St. John Baptist Parish Revenue, Marathon Oil Corp., Series 2007 A, 5.125%, 06/01/37	600,000	557,268
Louisiana Total		1,039,763
Maryland - 1.7%
Maryland Health and Higher Educational Facilities Authority Revenue, Anne Arundel Health System Issue, 5.000%, 07/01/32	500,000	490,100
Massachusetts - 8.9%
Massachusetts Educational Financing Authority Education Loan Revenue, Series 2010 A, 5.250%, 01/01/28	500,000	501,090
Massachusetts State Development Finance Agency Revenue, Wheelock College, Series 2007 C, 5.250%, 10/01/37	250,000	231,860
Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup Inc., Series 2008 E-2, 5.375%, 07/01/25	350,000	352,867
Massachusetts State Health & Educational Facilities Authority Revenue, Dana-Farber Cancer Institute, Series 2008 K, 5.000%, 12/01/37	300,000	306,105
Massachusetts State Health & Educational Facilities Authority Revenue, Lahey Clinic Medical Center, Series 2007 D, 5.250%, 08/15/37	300,000	293,892
Massachusetts State Health & Educational Facilities Authority Revenue, Milford Regulation Medical, Series 2007 E, 5.000%, 07/15/32	300,000	250,476
Massachusetts State Health & Educational Facilities Authority Revenue, UMass Memorial, Series 2005 D, 5.000%, 07/01/33	270,000	247,752
Massachusetts State Health & Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	400,000	403,956
Massachusetts Total		2,587,998
Michigan - 6.1%
Detroit Distributable State Aid General Obligation, Limited Tax, Series 2010, 5.250%, 11/01/35	500,000	493,740
Detroit Water Supply System Revenue, Second Lien, Series 2006 B, 7.000%, 07/01/36 (AGM Insured)	300,000	337,536
Michigan State Building Authority Revenue, Facilities Program, Series 2009 H, 5.125%, 10/15/33	400,000	400,740
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, 5.750%, 11/15/39	550,000	531,762
Michigan Total		1,763,778
Nevada - 1.7%
Clark County Nevada Passenger Facility Charge Revenue, McCarran International Airport, Series 2010 A, 5.125%, 07/01/34	500,000	500,150
New Hampshire - 0.5%
New Hampshire Health & Education Facilities Authority Revenue, Dartmouth-Hitchcock Obligated Group Issue, Series 2009, 6.000%, 08/01/38	130,000	136,906
New Jersey - 3.6%
New Jersey Health Care Facilities Financing Authority State Contract, Hospital Asset Transformation Program, Series 2008 A, 5.250%, 10/01/38	600,000	604,896
New Jersey State Educational Facilities Authority Revenue, University Medical & Dentistry, Series 2009 B, 7.500%, 12/01/32	250,000	283,822
Tobacco Settlement Financing Corp., Series 2007 1A, 6.000%, 06/01/41	250,000	161,568
New Jersey Total		1,050,286
New York - 3.5%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	600,000	606,408
Suffolk County Industrial Development Agency Civic Facility Revenue, New York Institute of Technology, 5.000%, 03/01/26	400,000	403,788
New York Total		1,010,196
North Carolina - 1.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Company Projects, Series 2009 A, 6.250%, 11/01/33	200,000	207,272
North Carolina State Ports Authority Port Facilities Senior Lien Revenue, Series 2010 A, 5.250%, 02/01/40	250,000	252,465
North Carolina Total		459,737
Ohio - 2.0%
Buckeye Tobacco Settlement Finance Authority, Series 2007 A-2, 6.500%, 06/01/47	200,000	156,496

GW&K Municipal Enhanced Yield Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Ohio - 2.0% (continued)
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corporation Project, Series 2009 E, 5.625%, 10/01/19	$400,000	$416,032
Ohio Total		572,528
Oregon - 2.0%
Multnomah County Hospital Facilities Authority Revenue, Adventist Health System, Series 2009 A, 5.125%, 09/01/40	325,000	323,248
Port of Morrow Pollution Control Revenue, Portland General Electric Company Projects, Series A, 5.000% 05/01/33	250,000	253,132
Oregon Total		576,380
Pennsylvania - 3.8%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	250,000	248,922
Pennsylvania Economic Development Finance Authority, Allegheny Energy Supply Co., 7.000%, 07/15/39	400,000	441,868
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	400,000	417,968
Pennsylvania Total		1,108,758
Puerto Rico - 7.1%
Puerto Rico Electric Power Authority Power Revenue, Series 2005 RR, 5.000%, 07/01/24 (FGIC Insured)	110,000	112,172
Puerto Rico Electric Power Authority Power Revenue, Series 2008 WW, 5.250%, 07/01/33	300,000	299,574
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.250%, 07/01/40	350,000	345,786
Puerto Rico Public Buildings Authority Government Facilities Revenue, Series 2009 Q, 5.625%, 07/01/39	200,000	196,740
Puerto Rico Public Buildings Authority Government Facilities Revenue, Series 2002 F, 5.250%, 07/01/17 (CIFG Insured)	200,000	210,550
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2009 A, 6.000%, 08/01/42	350,000	373,373
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2010 A, 5.375%, 08/01/39	500,000	508,930
Puerto Rico Total		2,047,125
Tennessee - 3.6%
Johnson City Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	275,000	314,352
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/18	175,000	178,565
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/21	305,000	304,979
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	250,000	247,418
Tennessee Total		1,045,314
Texas - 6.1%
Central Texas Regional Mobility Authority Senior Lien Revenue, 5.750%, 01/01/25	100,000	101,276
Gulf Coast Waste Disposal Authority, International Paper Company Project, Series 2002 A, 6.100%, 08/01/24	225,000	225,938
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project, Series 2003 A, 5.200%, 05/01/28	200,000	199,296
Matagorda County Navigation District No. 1 Pollution Control Revenue, Central Power & Light Company Project, 6.300%, 11/01/29	300,000	325,389
North Texas Tollway Authority System Revenue, Series 2009 A, 6.250%, 01/01/39	500,000	541,545
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Series 2006 A, 5.250%, 12/15/23	390,000	387,336
Texas Total		1,780,780
Vermont - 0.8%
Vermont Educational & Health Buildings Finance Agency Revenue, Fletcher Allen Hospital, Series 2007 A, 4.750%, 12/01/36	275,000	230,500
Virgin Islands - 1.6%
Virgin Islands Public Finance Authority Revenue, Senior Lien/Capital Projects/Tax Exempt, Series 2009 A-1, 5.000%, 10/01/39	100,000	91,611
Virgin Islands Public Finance Authority Revenue, Diageo Project, Series 2009 A, 6.750%, 10/01/37	350,000	380,380
Virgin Islands Total		471,991
Virginia - 0.4%
Washington County Industrial Development Authority Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	100,000	114,310
Washington - 3.7%
Tobacco Settlement Authority Washington Tobacco Settlement Revenue, Asset Backed, Series 2002, 6.625%, 06/01/32	40,000	40,260
Washington Health Care Facilities Authority Revenue, Central Washington Health Services Association, Series 2009, 7.000%, 07/01/39	500,000	537,200
Washington State Health Care Facilities Authority Revenue, Overlake Hospital Medical Center, 5.700%, 07/01/38	500,000	497,170
Washington Total		1,074,630

GW&K Municipal Enhanced Yield Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Total Municipal Bonds (cost $27,665,378)		$28,251,607

	Shares
Short-Term Investments - 7.4% [1]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.11%, (cost $2,142,183)	2,142,183	2,142,183
Total Investments - 104.6% (cost $29,807,561) [5]		30,393,790
Other Assets, less Liabilities - (4.6)%		(1,340,716)
Net Assets - 100.0%		29,053,074

GW&K Muncipal Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 93.4%
Arizona - 3.5%
Arizona Water Infrastructure Finance Authority Revenue, Series 2009 A, 5.000%, 10/01/18	$400,000	$461,160
Maricopa County Industrial Development Authority Health Facility Revenue, Catholic Healthcare West, Series 2007 A, 5.000%, 07/01/17	100,000	105,388
Arizona Total		566,548
California - 15.7%
Bay Area Toll Authority Revenue, Series 2006 F, 5.000%, 04/01/20	195,000	211,440
California Educational Facilities Authority Revenue, University of Southern California, Series 2009 C, 5.250%, 10/01/24	400,000	465,128
California State Department of Water Resources Revenue, 5.000%, 12/01/20 (FSA Insured)	25,000	27,395
California State Department of Water Resources Revenue, Series 2002 A, 5.500%, 05/01/15 (AMBAC Insured)	250,000	272,185
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	400,000	434,796
California State General Obligation, 5.500%, 04/01/18	115,000	125,870
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	248,640
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)	200,000	197,510
California State Public Works Board, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)	95,000	104,587
San Francisco, CA City & County Airport Commission Revenue, International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)	300,000	330,294
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	100,000	111,825
California Total		2,529,670
Connecticut - 2.5%
Connecticut State General Revenue, Series 2009 C, 5.000%, 10/01/16	350,000	405,724
District of Columbia - 1.3%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/20 (FGIC Insured)	200,000	201,896
Florida - 4.2%
Florida State Turnpike Revenue, Series 1998 A, 5.000%, 07/01/21 (FGIC Insured)	200,000	200,110
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18	100,000	104,668
Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	350,000	366,180
Florida Total		670,958
Georgia - 3.6%
Gwinnett County School District General Obligation, 5.000%, 02/01/16	500,000	574,590
Illinois - 5.9%
Chicago Public Building Commission Building Revenue, Series 1999 B, 5.250%, 12/01/18 (FGIC Insured)	250,000	275,342
Illinois State General Obligation, 5.000%, 01/01/16 (AGM Insured)	370,000	404,225
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	250,000	269,058
Illinois Total		948,625
Iowa - 2.8%
Iowa State Jobs Program Special Obligation, Series 2009 A, 5.000%, 06/01/17	400,000	447,044
Kansas - 2.6%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)	400,000	421,648
Kentucky - 2.8%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	400,000	442,648
Maine - 2.8%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	400,000	441,968

GW&K Muncipal Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Massachusetts - 4.9%
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, Series 2010 A, 5.500%, 01/01/22	$250,000	$260,892
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	470,000	528,412
Massachusetts Total		789,304
Michigan - 2.8%
Michigan Municipal Bond Authority Revenue, Series 2007, 5.000%, 10/01/19	400,000	447,028
New Jersey - 2.7%
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	400,000	436,088
New Mexico - 1.1%
New Mexico State Capital Projects General Obligation, 5.000%, 03/01/18	150,000	173,016
New York - 11.0%
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	500,000	557,810
New York State Thruway Authority, Second General Highway & Bridge Trust, Series 2008 B, 5.000%, 04/01/22	400,000	436,660
New York State Urban Development Corp. Revenue, Series 2008 D, 5.250%, 01/01/17	400,000	447,517
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	300,000	330,627
New York Total		1,772,614
North Carolina - 1.7%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	250,000	274,058
Ohio - 2.4%
Ohio State Facilities, Series 2009 B, 5.000%, 10/01/17	350,000	392,634
Pennsylvania - 2.1%
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	329,757
Tennessee - 1.8%
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/21	285,000	288,400
Texas - 9.2%
Dallas/Fort Worth International Airport Facilities Improvement Joint Revenue, Series 2009 A, 5.000%, 11/01/22	350,000	368,588
San Antonio Electric & Gas System Revenue, Series 2009 D, 5.000%, 02/01/17	200,000	228,200
Texas Water Development Board Revenue, Series 2007 B, 5.000%, 07/15/17	400,000	439,268
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	400,000	440,840
Texas Total		1,476,896
Vermont - 2.8%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	$450,516
Virginia - 1.4%
Virginia State Public Building Authority Revenue, Series 2009 B, 5.000%, 08/01/25	200,000	221,658
Washington - 1.8%
Washington Health Care Facilities Authority Revenue, Series 2009, 6.750%, 07/01/29	250,000	266,402
Washington State General Obligation, Series 2008 C, 5.000%, 01/01/27	20,000	21,414
Total Washington		287,816
Total Municipal Bonds (cost $14,675,729)		14,991,104

	Shares
Short Term Investments - 4.0% [1]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.11%, (cost $652,276)	652,276	652,276
Total Investments - 97.4% (cost $15,328,005) [5]		15,643,380
Other Assets, less Liabilities - 2.6%		421,864
Net Assets - 100.0%		$16,065,244

Renaissance Large Cap Growth Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 23.6%
Aeropostale, Inc.*	16,765	$483,335
Apollo Group, Inc., Class A*	891	54,609
AutoZone, Inc.*	2,166	374,913
Cheesecake Factory, Inc., The*	14,880	402,653
Coach, Inc.	12,183	481,472
Dollar Tree, Inc.*	7,802	462,034
ITT Educational Services, Inc.*	3,406	383,107
Mattel, Inc.	17,477	397,427
McGraw-Hill Companies, Inc., The	10,777	384,200
Nordstrom, Inc.	11,035	450,780
priceline.com, Inc.*	1,756	447,780
Ross Stores, Inc.	8,344	446,154
Tiffany & Co.	8,995	427,173
Total Consumer Discretionary		5,195,637
Consumer Staples - 3.5%
Colgate-Palmolive Co.	4,614	393,390
Procter & Gamble Co., The	6,071	384,112
Total Consumer Staples		777,502
Energy - 5.0%
Helmerich & Payne, Inc.	8,524	324,594
Occidental Petroleum Corp.	5,020	424,391
Transocean, Ltd.*	4,007	346,124
Total Energy		1,095,109
Financials - 3.6%
Franklin Resources, Inc.	3,294	365,304
Goldman Sachs Group, Inc.	2,468	421,115
Total Financials		786,419
Health Care - 13.7%
Abbott Laboratories Co.	7,113	374,713
AmerisourceBergen Corp.	14,491	419,080
Amgen, Inc.*	6,252	373,620
Gilead Sciences, Inc.*	7,029	319,679
Johnson & Johnson	5,829	380,051
McKesson Corp.	6,287	413,182
UnitedHealth Group, Inc.	11,212	366,295
WellPoint, Inc.*	5,761	370,893
Total Health Care		3,017,513
Industrials - 12.9%
3M Co.	4,939	412,752
Eaton Corp.	5,866	444,467
Emerson Electric Co.	8,061	405,791
Flowserve Corp.	3,663	403,919
Illinois Tool Works, Inc.	7,734	366,282
Joy Global, Inc.	6,899	390,483
Lockheed Martin Corp.	4,985	414,852
Total Industrials		2,838,546
Information Technology - 34.7%
Altera Corp.	16,117	391,804

Renaissance Large Cap Growth Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 34.7% (continued)
Apple, Inc.*	1,774	$416,766
Broadcom Corp., Class A*	12,177	404,033
Cisco Systems, Inc.*	17,404	453,026
Cognizant Technology Solutions Corp.*	8,298	423,032
Corning, Inc.	20,962	423,642
eBay, Inc.*	14,667	395,276
EMC Corp.*	21,175	381,997
Hewlett-Packard Co.	8,427	447,895
Intel Corp.	19,266	428,861
International Business Machines Corp.	3,138	402,448
Microsoft Corp.	13,794	403,750
Oracle Corp.	15,112	388,227
QLogic Corp.*	20,174	409,532
Sandisk Corp.*	12,101	419,058
Seagate Technology, Inc.	21,206	387,222
Texas Instruments, Inc.	15,187	371,626
Western Digital Corp.*	9,414	367,052
Western Union Co., The	19,453	329,923
Total Information Technology		7,645,170
Materials - 2.1%
Walter Industries, Inc.	5,006	461,904
Total Common Stocks (cost $18,461,749)		21,817,800
Short-Term Investments - 1.1% [1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07% (cost $236,965)	236,965	236,965
Total Investments - 100.2% (cost $18,698,714)		22,054,765
Other Assets, less Liabilities - (0.2)%		(33,753)
Net Assets - 100.0%		$22,021,012

Notes to Schedule of Portfolio Investments (unaudited)

At March 31, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth	$475,925,183	$128,647,433	($22,530,540)	$106,116,893
TimesSquare Mid Cap Growth	1,183,125,636	256,212,093	(43,801,152)	212,410,941
Skyline Special Equities Portfolio	201,292,608	55,767,786	(12,891,634)	42,876,152
GW&K Small Cap Equity	23,642,494	5,325,047	(450,655)	4,874,392
GW&K Municipal Enhanced Yield	29,807,561	976,958	(390,729)	586,229
GW&K Municipal Bond	15,328,005	357,603	(42,228)	315,375
Renaissance Large Cap Growth	18,698,714	3,521,012	(164,961)	3,356,051

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield	$186,808	0.6%

*	Non-income-producing security
[1]	Yield shown for each investment company represents its March 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2010, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth	$16,018,314	2.8%
TimesSquare Mid Cap Growth	42,547,212	3.1%
Skyline Special Equities Portfolio	2,156,306	0.9%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]	At March 31, 2010, securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield	$1,064,050	3.7%
GW&K Municipal Bond	2,435,192	15.2%

[6]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. The market value comprises 0.6% of the Fund’s net assets at 03/31/10.

[7]

Illiquid Security: A security not readily convertible into cash such as a stock, bond, or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown is a Fair Value price as determined under procedures approved by the Fund’s Board of Trustees.

#	Rounds to less than 0.01%.

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AGM: Assured Guaranty Municipal Corp.	COP: Certificates of Participation
AMBAC: American Municipal Bond Insurance Corp.	FGIC: Financial Guaranty Insurance Company
CIFG: CIFG Guaranty, Ltd.	FSA: Financial Security Assurance

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
TimesSquare Small Cap Growth
Investments in Securities Common Stocks [1]	$540,793,562	—	—	$540,793,562
Common Stock - Restricted	—	—	$3,234,375	3,234,375
Short-Term Investments	37,742,957	$271,182	—	38,014,139

Total Investments in Securities	$578,536,519	$271,182	$3,234,375	$582,042,076

TimesSquare Mid Cap Growth
Investments in Securities Common Stocks [1]	$1,304,966,883	—	—	$1,304,966,883
Short-Term Investments	90,186,599	$383,095	—	90,569,694

Total Investments in Securities	$1,395,153,482	$383,095	—	$1,395,536,577

Skyline Special Equities Portfolio
Investments in Securities Common Stocks [1]	$233,790,267	—	—	$233,790,267
Short-Term Investments	10,280,323	$98,170	—	10,378,493

Total Investments in Securities	$244,070,590	$98,170	—	$244,168,760

GWK Municipal Enhanced Yield
Investments in Securities Municipal Bonds [2]	—	$28,251,607	—	$28,251,607
Short-Term Investments	$2,142,183	—	—	2,142,183

Total Investments in Securities	$2,142,183	$28,251,607	—	$30,393,790

GWK Municipal Bond
Investments in Securities Municipal Bonds [2]	—	$14,991,104	—	$14,991,104
Short-Term Investments	$652,276	—	—	652,276

Total Investments in Securities	$652,276	$14,991,104	—	$15,643,380

As of March 31, 2010, the securities in the following funds were all Level 1 not requiring further quantitative disclosure:

Level 1

GW&K Small Cap Equity

Renaissance Large Cap Growth

[1]	The common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]	The municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of municipal bonds by state, please refer to the Schedule of Portfolio Investments.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

TimesSquare Small Cap Growth Fund	Investments in Securities
Balance as of December 31, 2009	$3,234,375
Accrued discount (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2010	$3,234,375

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President
Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President
Date: May 26, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer
Date: May 26, 2010